Filed under Rule 497(e)

Registration No. 333-08653

Seasons Series Trust

SA Multi-Managed Large Cap Growth Portfolio

(the “Portfolio”)

Supplement dated April 3, 2018 to the Prospectus

dated July 28, 2017, as supplemented and amended to date

Timothy M. Leahy, CFA, Managing Director and Co-Lead Portfolio Manager with Goldman Sachs Asset Management, L.P. (“GSAM”), no longer serves as a portfolio manager for the Portfolio. Accordingly, the Prospectus is amended as follows:

The information with respect to GSAM in the portfolio manager table under the section entitled “Portfolio Summary: SA Multi-Managed Large Cap Growth Portfolio – Investment Adviser” is hereby deleted and replaced with the following:

Portfolio Managers

Name and Title	Portfolio Manager of the Portfolio Since
Steven M. Barry Managing Director, Co-Chief Investment Officer—Fundamental Equity U.S. Equity	1999
Stephen E. Becker, CFA Managing Director	2013

In the section entitled “Management – Information about the Subadvisers,” under the subheading Goldman Sachs Asset Management, L.P. (“GSAM”), the second paragraph is deleted in its entirety and replaced with the following:

The Large Cap Growth Portfolio is managed by Steven M. Barry and Stephen E. Becker, CFA. Mr. Barry, Managing Director, Co-Chief Investment Officer, Fundamental Equity U.S. Equity, joined GSAM as a portfolio manager in 1999. Mr. Becker, Managing Director, joined GSAM in 1999. He is a portfolio manager for the Fundamental Equity U.S. Equity Team.

Capitalized terms used but not defined herein shall have the meanings assigned to them by the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

Filed under Rule 497(e)

Registration No. 333-08653

Seasons Series Trust

SA Multi-Managed Large Cap Growth Portfolio

(the “Portfolio”)

Supplement dated April 3, 2018 to the Statement of Additional Information (“SAI”)

dated July 28, 2017, as supplemented and amended to date

Timothy M. Leahy, CFA, Managing Director and Co-Lead Portfolio Manager with Goldman Sachs Asset Management, L.P. (“GSAM”), no longer serves as a portfolio manager for the Portfolio. Accordingly, all reference to Mr. Leahy in this SAI is deleted in its entirety.

Capitalized terms used herein but not defined shall have the meanings assigned to them in the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.